Investment Objectives and Goals - CCM Community Impact Bond Fund	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s investment objective is to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC (the “Advisor”) believes will have a positive impact.